WARRANTS (Details) - Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques (USD $)	6 Months Ended	12 Months Ended	0 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 19, 2012 Tangiers Note 2 [Member]	Jun. 19, 2012 Tangiers Note 2 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Stock Price on Measurement Date (in Dollars per share)				$ 0.075
Exercise Price of Warrants (in Dollars per share)				$ 0.14
Term of Warrants (years)	50 years	50 years	5 years
Computed Volatility			140.00%
Annual Dividends			0.00%
Discount Rate	9.90%	9.90%	0.71%